Segment Information - Summary Of Purchase Accounting And Related Adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Purchase accounting and related adjustments	$ 8.7	$ 12.0	$ 55.2
Purchase Accounting and Related Adjustments	8.7	12.0	55.2
Corporate and Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Purchase accounting and related adjustments	12.9	17.1	61.6
Purchase Accounting and Related Adjustments	12.9	17.1	61.6
Direct operating
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Purchase accounting and related adjustments	0.0	0.0	0.7
Purchase Accounting and Related Adjustments	0.0	0.0	0.7
General and Administrative Expense | Corporate and Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Purchase accounting and related adjustments, amortization of purchase price	0.0	1.3	7.7
Purchase accounting and related adjustments	8.7	12.0	55.2
Noncontrolling interest discount amortization	0.0	0.0	13.2
Noncontrolling equity interest in distributable earnings	8.7	10.7	34.3
Purchase Accounting and Related Adjustments	8.7	12.0	55.2
Depreciation and Amortization Expense | Corporate and Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Purchase accounting and related adjustments	4.2	5.1	5.7
Purchase Accounting and Related Adjustments	$ 4.2	$ 5.1	$ 5.7